Stock-Based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - $ / shares	6 Months Ended			12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share, Vested						0	0
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested at beginning of period (in shares)	168,321,952		124,932,207	124,932,207
Number of share, Granted	64,269,271			133,307,479
Number of share, Vested	(15,560,621)		0	(85,829,389)
Number of share, Forfeited	(2,759,099)			(4,088,345)
Number of shares, Nonvested at end of period (in shares)	214,271,503			168,321,952		124,932,207
Weighted average grant date fair value, Nonvested at beginning of period	$ 13.58	[1]	$ 1.74	$ 1.74
Weighted average grant date fair value, Granted	3.79	[1]		13.53
Weighted average grant date fair value, Vested	12.81	[1]		13.39
Weighted average grant date fair value, Forfeited	9.21	[1]		5.23
Weighted average grant date fair value, Nonvested at end of period	$ 10.75	[1]		$ 13.58	[1]	$ 1.74
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested at beginning of period (in shares)	182,622		419,049	419,049
Number of share, Granted	0		0	0		0
Number of share, Vested	(89,264)			(236,427)
Number of share, Forfeited				0
Number of shares, Nonvested at end of period (in shares)	93,358			182,622		419,049
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.99		$ 1.99	$ 1.99
Weighted average grant date fair value, Vested	1.99			1.99
Weighted average grant date fair value, Nonvested at end of period	$ 1.99			$ 1.99		$ 1.99

[1]	The weighted average grant date fair value of awards granted prior to the modification date reflect the modification-date fair value and not the original grant date fair value.